UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  MAY 31, 2007



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MAY 31, 2007

[LOGO OF USAA]
   USAA(R)

                               USAA GNMA Trust(R)

                                           [GRAPHIC OF USAA GNMA TRUST]

                        A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    MAY 31, 2007




                                           (c)2007, USAA.  All rights reserved.

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-8448.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGER'S COMMENTARY                                                          4

FUND RECOGNITION                                                              9

INVESTMENT OVERVIEW                                                          10

FINANCIAL INFORMATION

    Distributions to Shareholders                                            15

    Report of Independent Registered Public Accounting Firm                  16

    Portfolio of Investments                                                 17

    Notes to Portfolio of Investments                                        21

    Financial Statements                                                     22

    Notes to Financial Statements                                            25

EXPENSE EXAMPLE                                                              36

ADVISORY AGREEMENT                                                           38

TRUSTEES' AND OFFICERS' INFORMATION                                          44

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT
                                                        "

                                         THE PERPETUAL TUG OF WAR BETWEEN
[PHOTO OF CHRISTOPHER W. CLAUS]     POSITIVE AND NEGATIVE NEWS CREATES MARKET
                                       CYCLES AND FEEDS INVESTOR PSYCHOLOGY,
                                            PROVOKING GREED AND FEAR.

                                                        "
                                                                       June 2007
--------------------------------------------------------------------------------

         As the one-year reporting period ended on May 31, 2007, investors could look back on an impressive five-month period, year-to-date. The S&P 500 Index had hit a closing record of 1,530.62 on May 31, 2007, with a total return of 8.77% from January 1, 2007, through May 31, 2007. The Dow Jones World Index had a price return of almost 10%. And while relatively steady, bond yields started to work their way higher. By May 31, the 10-year Treasury yield was near 5%.

         Given the performance of the stock market - which has generated what might be described as a year's worth of returns through May - one could ask, "Is this as good as it gets for 2007?" Remember, the financial markets react to a variety of signals and economic data, many of which are contradictory. The perpetual tug of war between positive and negative news creates market cycles and feeds investor sentiment, provoking greed and fear.

         Here are some of the factors that investors have to sort out: During the first three months of 2007, the U.S. economy slowed dramatically, with gross domestic product (GDP) growth reported at only 0.6%. However, many economists predict a rebound in the second half of the year. Meanwhile, first-quarter corporate earnings were above market expectations. Currency fluctuations boosted results even more for U.S.-based companies with global sales to unsustainable levels, in some cases to as much as 10% to 20%.

         The Treasury yield curve remains flat to inverted - a phenomenon that historically has preceded a recession. However, many market pundits have rated that likelihood as remote during the next 18 months. As of this writing, core inflation is still elevated and above the Federal Reserve Board's comfort level of 2%.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         Interestingly, investors have seen little in the way of market volatility since the beginning of 2007. Even the decline of late February and early March has been followed by steady gains. The reason? There is a lot of liquidity in the market, which means that demand for stocks is high. The real estate market has cooled, and in response more money has flowed into stocks, particularly international stocks. Also, many companies continue to have access to capital, a reflection of strong balance sheets, low interest rates, and lenders who are willing to extend credit. This liquidity has led to an increase in the number of mergers and acquisitions, which has also helped propel global stock prices.

         Prices might go even higher later in the year given that U.S. large-cap stocks look reasonably valued, in my opinion. However, the increase seen during the first five months of 2007 may limit the upside opportunity. On the fixed-income side, I expect the flat yield curve to be around so long as core inflation stays above 2%. The 10-year Treasury bond, for example, should continue to trade between 4.5% and 5.25%, in my opinion.

         Rest assured that whatever happens, USAA Investment Management will continue working hard for you. From all of us, thank you for your business and the opportunity to serve your investment needs.

         Sincerely,

         /s/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.
         o THE DOW JONES WORLD INDEX IS AN UNMANAGED FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT REPRESENTS APPROXIMATELY 95% OF EUROPEAN MARKET CAPITALIZATION AT THE REGIONAL LEVEL, 95% OF ALL OTHER DEVELOPED MARKETS AT THE COUNTRY LEVEL, AND 95% OF EMERGING MARKETS AS A GROUP.

         Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall. o Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MARGARET "DIDI" WEINBLATT]     MARGARET "DIDI" WEINBLATT, Ph.D., CFA
                                            USAA Investment Management Company
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the year ended May 31, 2007, the USAA GNMA Trust had a total return of 6.25%. This compares to a return of 6.08% for the Lipper GNMA Funds Index and 6.87% for the Lehman Brothers GNMA 30-Year Index.

PLEASE DESCRIBE THE MARKET ENVIRONMENT.

         In late June 2006, just one month into this annual reporting period, the Federal Reserve Board (the Fed) hiked interest rates for the 17th time in two years. It left rates unchanged for the remainder of the reporting year. Longer-term interest rates peaked with the Fed's last rate hike and then fell through the end of November. The last six months of the reporting year saw several changes in the direction of longer-term rates, mostly related to economic data and the market's view of the Fed's potential reaction to it. Falling interest rates in the first half of the reporting year led to good investment returns for bond investors, while rising rates in the second half dampened returns.

         The key concerns of investors in 2007 are inflation; high oil and gasoline prices; the potential impact of higher energy prices on consumer spending; flat to falling home prices, which limit consumers' ability to refinance their mortgages and take out cash for other spending; and the effect of higher foreclosures in subprime mortgages on other parts of the housing market.

         It appears that the Fed is likely to stay on hold until late 2007 or early 2008. The Fed's recent statements express confidence that the economy's

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 13 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       TREASURY YIELDS AND FED FUNDS RATE

        [CHART OF TREASURY YIELDS AND FED FUNDS RATE]

                 2-YEAR         10-YEAR       FEDERAL FUNDS
                  YIELD          YIELD            RATE
                 -------        -------        ------------
 5/31/2006        5.04%         5.12%              5.00%
  6/1/2006        5.02          5.10               5.00
  6/2/2006        4.91          4.99               5.00
  6/5/2006        4.98          5.02               5.00
  6/6/2006        5.00          5.00               5.00
  6/7/2006        5.00          5.02               5.00
  6/8/2006        5.01          5.00               5.00
  6/9/2006        5.00          4.97               5.00
 6/12/2006        5.01          4.98               5.00
 6/13/2006        5.01          4.96               5.00
 6/14/2006        5.12          5.06               5.00
 6/15/2006        5.13          5.10               5.00
 6/16/2006        5.16          5.13               5.00
 6/19/2006        5.18          5.14               5.00
 6/20/2006        5.19          5.15               5.00
 6/21/2006        5.20          5.16               5.00
 6/22/2006        5.24          5.21               5.00
 6/23/2006        5.27          5.22               5.00
 6/26/2006        5.25          5.24               5.00
 6/27/2006        5.24          5.20               5.00
 6/28/2006        5.28          5.25               5.00
 6/29/2006        5.19          5.20               5.25
 6/30/2006        5.15          5.14               5.25
  7/3/2006        5.17          5.15               5.25
  7/4/2006        5.17          5.15               5.25
  7/5/2006        5.24          5.22               5.25
  7/6/2006        5.21          5.18               5.25
  7/7/2006        5.17          5.13               5.25
 7/10/2006        5.17          5.13               5.25
 7/11/2006        5.15          5.10               5.25
 7/12/2006        5.17          5.10               5.25
 7/13/2006        5.11          5.07               5.25
 7/14/2006        5.09          5.07               5.25
 7/17/2006        5.11          5.07               5.25
 7/18/2006        5.19          5.13               5.25
 7/19/2006        5.10          5.05               5.25
 7/20/2006        5.06          5.03               5.25
 7/21/2006        5.08          5.04               5.25
 7/24/2006        5.08          5.04               5.25
 7/25/2006        5.12          5.07               5.25
 7/26/2006        5.07          5.03               5.25
 7/27/2006        5.05          5.04               5.25
 7/28/2006        4.98          4.99               5.25
 7/31/2006        4.95          4.98               5.25
  8/1/2006        4.95          4.98               5.25
  8/2/2006        4.95          4.97               5.25
  8/3/2006        4.99          4.96               5.25
  8/4/2006        4.90          4.90               5.25
  8/7/2006        4.95          4.92               5.25
  8/8/2006        4.90          4.92               5.25
  8/9/2006        4.91          4.94               5.25
 8/10/2006        4.93          4.93               5.25
 8/11/2006        4.97          4.97               5.25
 8/14/2006        5.01          5.00               5.25
 8/15/2006        4.94          4.93               5.25
 8/16/2006        4.88          4.86               5.25
 8/17/2006        4.90          4.87               5.25
 8/18/2006        4.88          4.84               5.25
 8/21/2006        4.86          4.81               5.25
 8/22/2006        4.87          4.81               5.25
 8/23/2006        4.87          4.81               5.25
 8/24/2006        4.87          4.80               5.25
 8/25/2006        4.86          4.78               5.25
 8/28/2006        4.87          4.79               5.25
 8/29/2006        4.86          4.78               5.25
 8/30/2006        4.81          4.75               5.25
 8/31/2006        4.78          4.73               5.25
  9/1/2006        4.76          4.73               5.25
  9/4/2006        4.76          4.73               5.25
  9/5/2006        4.80          4.78               5.25
  9/6/2006        4.81          4.80               5.25
  9/7/2006        4.81          4.79               5.25
  9/8/2006        4.81          4.77               5.25
 9/11/2006        4.83          4.80               5.25
 9/12/2006        4.82          4.77               5.25
 9/13/2006        4.79          4.76               5.25
 9/14/2006        4.84          4.79               5.25
 9/15/2006        4.86          4.79               5.25
 9/18/2006        4.88          4.81               5.25
 9/19/2006        4.80          4.74               5.25
 9/20/2006        4.82          4.73               5.25
 9/21/2006        4.69          4.64               5.25
 9/22/2006        4.67          4.59               5.25
 9/25/2006        4.64          4.54               5.25
 9/26/2006        4.70          4.59               5.25
 9/27/2006        4.69          4.60               5.25
 9/28/2006        4.66          4.61               5.25
 9/29/2006        4.69          4.63               5.25
 10/2/2006        4.65          4.60               5.25
 10/3/2006        4.65          4.62               5.25
 10/4/2006        4.59          4.56               5.25
 10/5/2006        4.65          4.61               5.25
 10/6/2006        4.74          4.70               5.25
 10/9/2006        4.74          4.70               5.25
10/10/2006        4.82          4.75               5.25
10/11/2006        4.86          4.78               5.25
10/12/2006        4.84          4.77               5.25
10/13/2006        4.87          4.80               5.25
10/16/2006        4.85          4.78               5.25
10/17/2006        4.84          4.77               5.25
10/18/2006        4.84          4.76               5.25
10/19/2006        4.87          4.78               5.25
10/20/2006        4.88          4.79               5.25
10/23/2006        4.91          4.83               5.25
10/24/2006        4.91          4.82               5.25
10/25/2006        4.85          4.76               5.25
10/26/2006        4.81          4.72               5.25
10/27/2006        4.75          4.67               5.25
10/30/2006        4.76          4.67               5.25
10/31/2006        4.70          4.60               5.25
 11/1/2006        4.65          4.57               5.25
 11/2/2006        4.67          4.60               5.25
 11/3/2006        4.82          4.72               5.25
 11/6/2006        4.80          4.70               5.25
 11/7/2006        4.77          4.66               5.25
 11/8/2006        4.75          4.64               5.25
 11/9/2006        4.74          4.63               5.25
11/10/2006        4.74          4.59               5.25
11/13/2006        4.77          4.61               5.25
11/14/2006        4.74          4.56               5.25
11/15/2006        4.81          4.62               5.25
11/16/2006        4.85          4.67               5.25
11/17/2006        4.77          4.60               5.25
11/20/2006        4.78          4.60               5.25
11/21/2006        4.76          4.57               5.25
11/22/2006        4.74          4.56               5.25
11/23/2006        4.74          4.56               5.25
11/24/2006        4.73          4.55               5.25
11/27/2006        4.72          4.53               5.25
11/28/2006        4.68          4.50               5.25
11/29/2006        4.69          4.52               5.25
11/30/2006        4.61          4.46               5.25
 12/1/2006        4.52          4.44               5.25
 12/4/2006        4.51          4.43               5.25
 12/5/2006        4.51          4.44               5.25
 12/6/2006        4.59          4.49               5.25
 12/7/2006        4.58          4.48               5.25
 12/8/2006        4.67          4.55               5.25
12/11/2006        4.66          4.52               5.25
12/12/2006        4.61          4.49               5.25
12/13/2006        4.70          4.58               5.25
12/14/2006        4.74          4.60               5.25
12/15/2006        4.72          4.60               5.25
12/18/2006        4.71          4.58               5.25
12/19/2006        4.71          4.59               5.25
12/20/2006        4.71          4.60               5.25
12/21/2006        4.65          4.55               5.25
12/22/2006        4.72          4.62               5.25
12/25/2006        4.72          4.62               5.25
12/26/2006        4.71          4.60               5.25
12/27/2006        4.78          4.65               5.25
12/28/2006        4.80          4.68               5.25
12/29/2006        4.81          4.70               5.25
  1/1/2007        4.81          4.70               5.25
  1/2/2007        4.80          4.68               5.25
  1/3/2007        4.76          4.66               5.25
  1/4/2007        4.70          4.60               5.25
  1/5/2007        4.75          4.65               5.25
  1/8/2007        4.78          4.65               5.25
  1/9/2007        4.80          4.66               5.25
 1/10/2007        4.81          4.69               5.25
 1/11/2007        4.85          4.73               5.25
 1/12/2007        4.88          4.78               5.25
 1/15/2007        4.88          4.78               5.25
 1/16/2007        4.86          4.75               5.25
 1/17/2007        4.91          4.78               5.25
 1/18/2007        4.88          4.75               5.25
 1/19/2007        4.92          4.78               5.25
 1/22/2007        4.91          4.76               5.25
 1/23/2007        4.94          4.81               5.25
 1/24/2007        4.93          4.81               5.25
 1/25/2007        4.97          4.88               5.25
 1/26/2007        4.97          4.88               5.25
 1/29/2007        4.98          4.89               5.25
 1/30/2007        4.96          4.87               5.25
 1/31/2007        4.92          4.81               5.25
  2/1/2007        4.96          4.84               5.25
  2/2/2007        4.94          4.82               5.25
  2/5/2007        4.92          4.80               5.25
  2/6/2007        4.90          4.77               5.25
  2/7/2007        4.87          4.75               5.25
  2/8/2007        4.88          4.73               5.25
  2/9/2007        4.90          4.78               5.25
 2/12/2007        4.93          4.81               5.25
 2/13/2007        4.94          4.81               5.25
 2/14/2007        4.87          4.74               5.25
 2/15/2007        4.84          4.71               5.25
 2/16/2007        4.83          4.69               5.25
 2/19/2007        4.83          4.69               5.25
 2/20/2007        4.82          4.68               5.25
 2/21/2007        4.84          4.69               5.25
 2/22/2007        4.86          4.73               5.25
 2/23/2007        4.80          4.67               5.25
 2/26/2007        4.76          4.63               5.25
 2/27/2007        4.59          4.51               5.25
 2/28/2007        4.65          4.57               5.25
  3/1/2007        4.61          4.55               5.25
  3/2/2007        4.53          4.50               5.25
  3/5/2007        4.52          4.50               5.25
  3/6/2007        4.58          4.53               5.25
  3/7/2007        4.53          4.49               5.25
  3/8/2007        4.56          4.51               5.25
  3/9/2007        4.67          4.59               5.25
 3/12/2007        4.64          4.55               5.25
 3/13/2007        4.51          4.49               5.25
 3/14/2007        4.56          4.54               5.25
 3/15/2007        4.58          4.54               5.25
 3/16/2007        4.59          4.55               5.25
 3/19/2007        4.63          4.57               5.25
 3/20/2007        4.61          4.55               5.25
 3/21/2007        4.53          4.54               5.25
 3/22/2007        4.58          4.59               5.25
 3/23/2007        4.61          4.61               5.25
 3/26/2007        4.58          4.60               5.25
 3/27/2007        4.56          4.60               5.25
 3/28/2007        4.57          4.62               5.25
 3/29/2007        4.59          4.64               5.25
 3/30/2007        4.58          4.65               5.25
  4/2/2007        4.59          4.64               5.25
  4/3/2007        4.62          4.67               5.25
  4/4/2007        4.60          4.65               5.25
  4/5/2007        4.63          4.68               5.25
  4/6/2007        4.74          4.75               5.25
  4/9/2007        4.74          4.75               5.25
 4/10/2007        4.70          4.72               5.25
 4/11/2007        4.72          4.73               5.25
 4/12/2007        4.73          4.74               5.25
 4/13/2007        4.77          4.76               5.25
 4/16/2007        4.74          4.74               5.25
 4/17/2007        4.67          4.68               5.25
 4/18/2007        4.64          4.65               5.25
 4/19/2007        4.64          4.67               5.25
 4/20/2007        4.65          4.67               5.25
 4/23/2007        4.62          4.64               5.25
 4/24/2007        4.60          4.62               5.25
 4/25/2007        4.63          4.65               5.25
 4/26/2007        4.67          4.70               5.25
 4/27/2007        4.65          4.69               5.25
 4/30/2007        4.60          4.62               5.25
  5/1/2007        4.63          4.64               5.25
  5/2/2007        4.65          4.64               5.25
  5/3/2007        4.70          4.67               5.25
  5/4/2007        4.67          4.64               5.25
  5/7/2007        4.67          4.63               5.25
  5/8/2007        4.67          4.64               5.25
  5/9/2007        4.73          4.67               5.25
 5/10/2007        4.68          4.64               5.25
 5/11/2007        4.71          4.67               5.25
 5/14/2007        4.73          4.70               5.25
 5/15/2007        4.73          4.70               5.25
 5/16/2007        4.73          4.71               5.25
 5/17/2007        4.78          4.75               5.25
 5/18/2007        4.82          4.80               5.25
 5/21/2007        4.80          4.78               5.25
 5/22/2007        4.84          4.83               5.25
 5/23/2007        4.84          4.85               5.25
 5/24/2007        4.84          4.84               5.25
 5/25/2007        4.86          4.86               5.25
 5/28/2007        4.86          4.86               5.25
 5/29/2007        4.90          4.88               5.25
 5/30/2007        4.88          4.87               5.25
 5/31/2007        4.91          4.89               5.25

SOURCE:  BLOOMBERG L.P.

                                   [END CHART]

         prospects are buttressed by a resilient job market. With inflation still stubbornly above its comfort zone, it appears the Fed does not believe that conditions are conducive to a rate cut. At the same time, slower first quarter gross domestic product (GDP) growth, recent declines in consumer spending, and ongoing weakness in housing would tend to preclude a rate hike.

         Unless there were to be a sudden breakout on one side or the other (for example, a dramatic weakening in the economy or fresh evidence of rising inflationary pressure), the Fed seems content to stand pat for now. Establishing and maintaining its inflation-fighting credentials seem to be very important to the Fed under its new chairman, as they should be.

HOW DID MORTGAGE-BACKED SECURITIES PERFORM?

         Even though mortgage-backed securities typically have 30- or 15-year final maturities, the mortgages are repaid when the house is sold or the mortgage is refinanced (prepayments). In addition, scheduled principal

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         payments are paid monthly. These factors give mortgage-backed securities a weighted average life that is substantially less than their final maturity. As a result, mortgage-backed securities have interest-rate sensitivity similar to that of short- to intermediate-term bonds.

         Because of their shorter weighted average lives, mortgages tend to perform well under conditions of stable or slightly rising interest rates. Therefore, as rates rose in last few months, they outperformed other asset classes.

         For the reporting year, mortgages performed well in comparison to other very high-quality sectors of the bond market, but they underperformed lower-rated corporate bonds. The financial markets have been embracing riskier asset classes, driving their prices to levels that no longer seem to compensate investors for their risk.

HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?

         Given our belief that income is the primary driver of total return, our general strategy was to capture higher yields as they became available. At the beginning of the reporting period, GNMAs had become relatively

                    COUPON RATE COMPOSITION OF MORTGAGE POOLS

              [CHART OF COUPON RATE COMPOSITION OF MORTGAGE POOLS]

COUPON RATE %                                             PERCENTAGE
-------------                                             ----------
5.00                                                      18%
5.50                                                      44
5.87                                                       1
6.00                                                      25
6.23                                                       1
6.50                                                       8
6.75                                                       0*
7.00                                                       2
7.50                                                       1
8.00                                                       1
8.50                                                       0*
9.00                                                       0*

       AVERAGE COUPON RATE 5.69% (MAY 2007)

                 [END CHART]

         *REPRESENTS LESS THAN 1%.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         expensive versus other government mortgage-backed securities, so we purchased mortgage-backed securities issued by Fannie Mae and Freddie Mac. But mostly our strategy was to continue to purchase GNMA securities, preferring to stay with the full faith and credit of the U.S. government. All of our purchases were fixed-rate mortgages that have level payments over the 30- or 15-year life of the mortgage. At the end of the reporting period, 93.2% of the Fund's net assets consisted of GNMAs.

WAS THERE ANY NEGATIVE SPILLOVER EFFECT FROM THE SUBPRIME ISSUES?

         GNMAs are securities backed by mortgages on residential properties. GNMA, an agency of the U.S. government, guarantees the payments of

                             HISTORICAL YIELD CURVE

                 [CHART OF HISTORICAL YIELD CURVE]

                                5/31/06                    5/31/07
                                -------                   --------
3 MONTH                          4.83%                     4.73%
6 MONTH                          5.06                      4.95
 2 YEAR                          5.03                      4.91
 3 YEAR                          5.03                      4.87
 5 YEAR                          5.03                      4.85
10 YEAR                          5.12                      4.89
30 YEAR                          5.23                      5.01

                       [END CHART]

SOURCE: BLOOMBERG L.P.

THE USAA GNMA TRUST IS NOT INDIVIDUALLY BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         principal and interest on these securities. Like U.S. Treasuries, GNMAs are backed by the full faith and credit of the U.S. government.

         Most GNMA mortgages are insured by Veterans Administration (VA) or Federal Housing Administration (FHA) programs. The FHA program is mostly for first-time homebuyers or low-income borrowers. The mortgages are predominantly fixed-rate and require either significant down payments or mortgage insurance. GNMA borrowers are required to verify their income. GNMAs are well-documented loans for which borrowers have to prove they can pay. They also require reserves for taxes and insurance and do not allow mortgage payments to exceed 29% of the borrower's income.

         This differs sharply from subprime loans, many of which are adjustable-rate mortgages that start with initial low teaser rates and then reset higher, require little or no down payments, and often do not require income verification.

WHAT'S YOUR OUTLOOK FOR GNMAs?

         Our outlook for GNMA and other mortgage-backed securities is positive, because they tend to perform well in stable to slightly rising interest rate environments. Additionally, investors should be aware of event risk in the corporate bond market. Event risk is when corporations are taken private in leveraged buyouts (LBOs) using a large amount of debt. This often hurts bondholders. The high levels of private equity money now available make leveraged buyouts more likely and increase the risk of owning corporate bonds.

         GNMAs are one of the few areas of the bond market immune from this type of event risk. Taken together, we believe the excessive valuations of many corporate bonds, and the absence of LBO event risk in GNMAs, make this a good time to be invested in the Fund.

         Thank you for the privilege of serving you.

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA GNMA TRUST

[LOGO OF LIPPER LEADER PRESERVATION]             [LOGO OF LIPPER LEADER EXPENSE]

--------------------------------------------------------------------------------

The Fund is listed as a Lipper Leader for Preservation among 4,179 fixed-income funds and for Expense among 55 funds within the Lipper U.S. Mortgage category for the overall period ending May 31, 2007. The Fund received a Lipper Leader rating for Preservation among 4,179 and 3,519 fixed-income funds for the three- and five-year periods, respectively, and a score of 2 among 2,260 fixed-income funds for the 10-year period. The Fund received a Lipper Leader rating for Expense among 55, 52, and 36 funds for the three-, five-, and 10-year periods, respectively, within the Lipper U.S. Mortgage category. Lipper ratings for Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class as of May 31, 2007. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed-income funds. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of May 31, 2007.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE PRESERVATION AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2007, REUTERS, ALL RIGHTS RESERVED.

10

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GNMA TRUST (Ticker Symbol: USGNX)

OBJECTIVE
--------------------------------------------------------------------------------

         High level of current income consistent with preservation of principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Normally invests at least 80% of the Fund's assets in GNMA securities backed by the full faith and credit of the U.S. government.

--------------------------------------------------------------------------------
                                         5/31/07                     5/31/06
--------------------------------------------------------------------------------

Net Assets                           $504.6 Million              $521.2 Million
Net Asset Value Per Share                 $9.45                       $9.32


--------------------------------------------------------------------------------
             AVERAGE ANNUAL TOTAL RETURNS AND 30-DAY SEC YIELD* AS OF 5/31/07
--------------------------------------------------------------------------------
1 YEAR          5 YEARS              10 YEARS                30-DAY SEC YIELD
6.25%            3.73%                 5.28%                       4.99%

-----------------
 EXPENSE RATIO**
-----------------
0.49%


*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

** THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2006, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS
(ANA). THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING MAY 31, 2007

---------------------------------------------------------------------------------------
              TOTAL RETURN      =      DIVIDEND RETURN      +      PRICE CHANGE
---------------------------------------------------------------------------------------
10 YEARS          5.28%         =           5.79%           +         (0.51%)
5 YEARS           3.73%         =           5.01%           +         (1.28%)
1 YEAR            6.25%         =           4.86%           +          1.39%

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING MAY 31, 2007

         [CHART OF TOTAL RETURN, DIVIDEND RETURN, CHANGE IN SHARE PRICE]

----------------------------------------------------------------------------
             TOTAL RETURN       DIVIDEND RETURN        CHANGE IN SHARE PRICE
----------------------------------------------------------------------------
05/31/98       10.65%               6.93%                     3.72%
05/31/99        3.15%               6.25%                    -3.10%
05/31/00        0.21%               6.51%                    -6.30%
05/31/01       12.91%               7.36%                     5.55%
05/31/02        7.83%               5.91%                     1.92%
05/31/03        6.49%               5.70%                     0.79%
05/31/04        0.39%               4.72%                    -4.33%
05/31/05        5.33%               4.92%                     0.41%
05/31/06        0.40%               4.91%                    -4.51%
05/31/07        6.25%               4.86%                     1.39%
----------------------------------------------------------------------------


                                   [END CHART]

         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

              12-MONTH DIVIDEND YIELD COMPARISON

          [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                          USAA GNMA             LIPPER GNMA FUNDS
                            TRUST                    AVERAGE
                          ---------              ----------------
 5/31/1998                  6.44%                    6.23%
 5/31/1999                  6.38                     6.03
 5/31/2000                  6.87                     6.26
 5/31/2001                  6.64                     6.00
 5/31/2002                  5.58                     5.21
 5/31/2003                  5.54                     4.32
 5/31/2004                  4.93                     4.06
 5/31/2005                   4.8                     3.96
 5/31/2006                  5.15                     4.51
 5/31/2007                   4.7                     4.68

                           [END CHART]

         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE (NAV) ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 5/31/98 TO 5/31/07.

         THE LIPPER GNMA FUNDS AVERAGE IS AN AVERAGE PERFORMANCE LEVEL OF ALL GNMA FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                LEHMAN BROTHERS GNMA         LIPPER GNMA             USAA GNMA
                   30-YEAR INDEX             FUNDS INDEX               TRUST
                --------------------         -----------             ---------
 05/31/97           $10000.00                 $10000.00              $10000.00
 06/30/97            10119.60                  10117.75               10139.79
 07/31/97            10302.42                  10308.42               10328.52
 08/31/97            10280.90                  10275.92               10272.40
 09/30/97            10418.19                  10411.32               10416.68
 10/31/97            10525.67                  10514.73               10543.80
 11/30/97            10559.58                  10537.53               10563.53
 12/31/97            10655.02                  10641.43               10686.75
 01/31/98            10758.95                  10745.83               10836.21
 02/28/98            10782.93                  10760.73               10808.38
 03/31/98            10828.39                  10798.99               10879.37
 04/30/98            10891.11                  10860.66               10946.82
 05/31/98            10965.99                  10938.08               11065.18
 06/30/98            11012.00                  10985.55               11170.87
 07/31/98            11074.50                  11036.95               11197.61
 08/31/98            11160.88                  11140.39               11375.65
 09/30/98            11293.42                  11278.01               11631.22
 10/31/98            11282.92                  11218.71               11403.97
 11/30/98            11347.16                  11283.05               11532.43
 12/31/98            11393.46                  11327.12               11569.47
 01/31/99            11474.25                  11395.83               11658.43
 02/28/99            11436.64                  11320.72               11393.10
 03/31/99            11505.82                  11392.02               11513.45
 04/30/99            11560.99                  11441.79               11540.11
 05/31/99            11501.92                  11359.45               11411.96
 06/30/99            11454.80                  11296.83               11328.25
 07/31/99            11379.36                  11222.76               11111.77
 08/31/99            11375.02                  11211.76               10990.95
 09/30/99            11559.12                  11394.69               11202.19
 10/31/99            11628.29                  11446.97               11213.33
 11/30/99            11633.16                  11448.38               11220.32
 12/31/99            11609.39                  11399.21               11151.52
 01/31/00            11504.72                  11299.77               11096.46
 02/29/00            11653.43                  11439.07               11256.89
 03/31/00            11840.21                  11618.48               11394.78
 04/30/00            11828.55                  11592.13               11335.06
 05/31/00            11873.40                  11639.14               11442.60
 06/30/00            12091.55                  11836.94               11669.82
 07/31/00            12154.51                  11885.73               11726.38
 08/31/00            12338.69                  12060.64               11919.24
 09/30/00            12453.41                  12164.35               11997.82
 10/31/00            12547.14                  12240.38               12095.43
 11/30/00            12723.26                  12427.14               12304.36
 12/31/00            12903.23                  12605.29               12508.53
 01/31/01            13114.24                  12797.02               12697.18
 02/28/01            13171.83                  12861.77               12791.15
 03/31/01            13250.55                  12925.58               12882.83
 04/30/01            13272.33                  12925.93               12848.56
 05/31/01            13383.77                  13013.78               12917.72
 06/30/01            13423.55                  13045.39               12934.37
 07/31/01            13653.55                  13287.62               13188.62
 08/31/01            13753.11                  13386.69               13306.49
 09/30/01            13938.72                  13564.63               13495.69
 10/31/01            14123.82                  13737.82               13696.21
 11/30/01            14005.02                  13606.78               13522.68
 12/31/01            13963.33                  13540.44               13402.64
 01/31/02            14104.50                  13678.17               13540.58
 02/28/02            14248.22                  13825.18               13707.84
 03/31/02            14113.11                  13680.99               13510.59
 04/30/02            14361.26                  13920.13               13792.42
 05/31/02            14455.21                  14011.34               13929.34
 06/30/02            14571.50                  14120.93               14030.07
 07/31/02            14740.40                  14282.02               14185.49
 08/31/02            14843.11                  14393.62               14331.57
 09/30/02            14965.93                  14509.56               14447.79
 10/31/02            15012.10                  14541.19               14472.91
 11/30/02            15026.28                  14543.91               14472.01
 12/31/02            15175.71                  14700.42               14640.43
 01/31/03            15214.09                  14735.88               14676.09
 02/28/03            15290.25                  14817.30               14750.28
 03/31/03            15301.04                  14810.91               14748.65
 04/30/03            15336.50                  14846.52               14798.13
 05/31/03            15337.03                  14863.60               14831.11
 06/30/03            15383.67                  14888.55               14844.47
 07/31/03            15129.60                  14589.84               14535.70
 08/31/03            15229.25                  14678.10               14625.26
 09/30/03            15449.09                  14920.29               14860.49
 10/31/03            15408.81                  14859.04               14803.88
 11/30/03            15462.20                  14906.39               14829.34
 12/31/03            15606.52                  15010.34               14934.98
 01/31/04            15684.55                  15089.25               15009.91
 02/29/04            15787.29                  15182.30               15098.21
 03/31/04            15851.97                  15231.50               15159.23
 04/30/04            15602.38                  14978.21               14935.07
 05/31/04            15570.71                  14940.38               14887.27
 06/30/04            15711.62                  15045.56               15009.97
 07/31/04            15838.74                  15171.52               15117.03
 08/31/04            16058.61                  15376.53               15297.14
 09/30/04            16092.49                  15364.16               15324.74
 10/31/04            16219.67                  15464.80               15416.29
 11/30/04            16182.76                  15421.89               15382.96
 12/31/04            16287.95                  15504.72               15448.15
 01/31/05            16382.42                  15594.73               15521.81
 02/28/05            16331.63                  15538.46               15473.24
 03/31/05            16300.60                  15506.77               15440.51
 04/30/05            16465.24                  15654.21               15585.76
 05/31/05            16583.79                  15755.71               15680.03
 06/30/05            16631.88                  15789.89               15712.29
 07/31/05            16570.35                  15726.35               15663.90
 08/31/05            16707.88                  15857.43               15793.63
 09/30/05            16642.72                  15774.94               15716.48
 10/31/05            16572.82                  15697.32               15647.72
 11/30/05            16607.62                  15741.19               15681.41
 12/31/05            16821.86                  15916.41               15866.72
 01/31/06            16877.37                  15954.39               15912.25
 02/28/06            16909.44                  15982.99               15928.25
 03/31/06            16802.91                  15875.21               15848.50
 04/30/06            16742.42                  15812.54               15776.88
 05/31/06            16708.93                  15770.69               15743.02
 06/30/06            16728.99                  15772.22               15740.99
 07/31/06            16966.54                  15979.88               15952.30
 08/31/06            17231.21                  16211.20               16168.70
 09/30/06            17332.88                  16311.72               16284.99
 10/31/06            17452.48                  16418.06               16397.34
 11/30/06            17618.27                  16571.47               16547.34
 12/31/06            17600.66                  16533.55               16528.81
 01/31/07            17600.66                  16528.46               16519.34
 02/28/07            17813.62                  16729.01               16724.01
 03/31/07            17851.03                  16751.04               16738.87
 04/30/07            17947.43                  16831.78               16819.94
 05/31/07            17857.69                  16729.71               16726.96

                                 [END CHART]

         DATA FROM 5/31/97 THROUGH 5/31/07.

         The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA GNMA Trust to the following benchmarks:

         o The Lehman Brothers GNMA 30-Year Index is an unmanaged index of pass-through securities with an original maturity of 30 years.

         o The Lipper GNMA Funds Index is an unmanaged index that tracks the total return performance of the 10 largest funds within the Lipper GNMA Funds category.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                                ASSET ALLOCATION
                                    5/31/07

                         [PIE CHART OF ASSET ALLOCATION]

30-Year Fixed-Rate Single-Family Mortgages*                            91.4%
Collateralized Mortgage Obligations                                     4.3%
15-Year Fixed-Rate Single-Family Mortgages*                             4.1%
Repurchase Agreements                                                   1.8%

                               [END CHART]

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

         *COMBINED IN THE PORTFOLIO OF INVESTMENTS UNDER MORTGAGE-BACKED
          PASS-THROUGH SECURITIES, SINGLE-FAMILY.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 17-20.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA GNMA TRUST

         The following federal tax information related to the Fund's fiscal year ended May 31, 2007, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2008.

         For the fiscal year ended May 31, 2007, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $24,026,000 as qualifying interest income.

16

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                            Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA GNMA TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA GNMA Trust (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of May 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA GNMA Trust at May 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                         /s/ ERNST & YOUNG LLP
San Antonio, Texas
July 18, 2007

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA GNMA TRUST
MAY 31, 2007

PRINCIPAL                                                              COUPON                            MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY          VALUE
---------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCY ISSUES (99.8%)(a)

             MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE-FAMILY (95.5%)
             Government National Mortgage Assn. I,
  $ 4,684      Pool 604858                                               5.50%        12/15/2018       $  4,671
   26,456      Pool 604713                                               5.50         10/15/2033         26,047
   11,401      Pool 616143                                               5.50         12/15/2033         11,225
    6,047      Pool 615486                                               5.50          7/15/2034          5,952
   24,672      Pool 648348                                               5.50         10/15/2035         24,274
    5,154      Pool 781378                                               6.00         12/15/2016          5,218
    2,866      Pool 780770                                               6.00          4/15/2028          2,891
    1,066      Pool 482833                                               6.00         11/15/2028          1,075
    2,370      Pool 492703                                               6.00          2/15/2029          2,391
    1,676      Pool 781148                                               6.00          7/15/2029          1,691
    2,483      Pool 584367                                               6.00          5/15/2032          2,502
    7,878      Pool 603869                                               6.00          1/15/2033          7,938
    2,253      Pool 553069                                               6.00          2/15/2033          2,270
    3,023      Pool 581541                                               6.00          7/15/2033          3,046
    1,738      Pool 615955                                               6.00          9/15/2033          1,751
    9,862      Pool 658617                                               6.00          3/15/2037          9,910
      711      Pool 456861                                               6.50          5/15/2028            731
      734      Pool 472596                                               6.50          5/15/2028            756
      668      Pool 462642                                               6.50          7/15/2028            687
      558      Pool 464827                                               6.50          9/15/2028            574
    1,748      Pool 490804                                               6.50         11/15/2028          1,798
       91      Pool 434165                                               6.50          1/15/2029             94
       79      Pool 469900                                               6.50          1/15/2029             81
    2,172      Pool 486065                                               6.50          3/15/2031          2,233
    2,012      Pool 485860                                               6.50         10/15/2031          2,069
    1,355      Pool 577423                                               6.50          1/15/2032          1,393
      530      Pool 581120                                               6.50          3/15/2032            545
    1,672      Pool 552707                                               6.50          8/15/2032          1,719
    8,602      Pool 781516                                               6.50          9/15/2032          8,845
      182      Pool 474256                                               6.75          5/15/2028            189
       79      Pool 474279                                               6.75          5/15/2028             82
       82      Pool 440293                                               7.00          4/15/2027             86
    1,155      Pool 780570                                               7.00          5/15/2027          1,209
       65      Pool 478209                                               7.00          6/15/2028             68
      108      Pool 458908                                               7.00          7/15/2028            113
      317      Pool 464128                                               7.00          8/15/2028            332
      197      Pool 486467                                               7.00          8/15/2028            206

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA GNMA TRUST
MAY 31, 2007

PRINCIPAL                                                              COUPON                            MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY          VALUE
---------------------------------------------------------------------------------------------------------------
             Government National Mortgage Assn. I,
  $   284      Pool 464854                                               7.00%         9/15/2028       $    297
    1,881      Pool 487603                                               7.00          5/15/2029          1,968
    1,543      Pool 487613                                               7.00          6/15/2029          1,615
      864      Pool 555482                                               7.00          8/15/2031            904
      487      Pool 781328                                               7.00          9/15/2031            510
      678      Pool 564438                                               7.00         10/15/2031            709
      227      Pool 563599                                               7.00          6/15/2032            238
      958      Pool 563613                                               7.00          7/15/2032          1,002
      481      Pool 780716                                               7.50          2/15/2028            505
       92      Pool 781001                                               7.50          3/15/2029             97
      233      Pool 499432                                               7.50          4/15/2029            244
      240      Pool 470683                                               7.50          7/15/2029            251
      730      Pool 510533                                               7.50         10/15/2029            766
      225      Pool 518539                                               7.50         10/15/2029            236
       46      Pool 538003                                               7.50          8/15/2030             48
      132      Pool 443263                                               7.50         12/15/2030            138
       90      Pool 486050                                               7.50          1/15/2031             94
       73      Pool 530250                                               7.50          1/15/2031             76
      152      Pool 552172                                               7.50         11/15/2031            159
       18      Pool 178674                                               8.00          1/15/2022             19
      296      Pool 352169                                               8.00          6/15/2023            314
      349      Pool 442548                                               8.00          5/15/2027            372
      301      Pool 511530                                               8.00          7/15/2030            320
      118      Pool 520978                                               8.00          9/15/2030            126
      101      Pool 307542                                               8.50          6/15/2021            109
       23      Pool 329602                                               8.50          7/15/2022             25
      138      Pool 312950                                               9.00          7/15/2021            149
             Government National Mortgage Assn. II,
   12,105      Pool 003389                                               5.00          5/20/2033         11,595
   13,248      Pool 003414                                               5.00          7/20/2033         12,689
    8,947      Pool 003568                                               5.00          6/20/2034          8,567
   26,592      Pool 003759                                               5.00          9/20/2035         25,454
   12,984      Pool 003952                                               5.00          2/20/2037         12,418
    3,107      Pool 003375                                               5.50          4/20/2033          3,054
   10,567      Pool 003530                                               5.50          3/20/2034         10,382
   41,111      Pool 003678                                               5.50          2/20/2035         40,377
   36,059      Pool 003702                                               5.50          4/20/2035         35,415
   20,716      Pool 003736                                               5.50          7/20/2035         20,346
   16,791      Pool 003940                                               5.50          1/20/2037         16,480
    1,780      Pool 003052                                               6.00          3/20/2031          1,794

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA GNMA TRUST
MAY 31, 2007

PRINCIPAL                                                              COUPON                            MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY          VALUE
---------------------------------------------------------------------------------------------------------------
             Government National Mortgage Assn. II,
  $ 4,096       Pool 003273                                              6.00%         8/20/2032       $  4,125
    3,238       Pool 003285                                              6.00          9/20/2032          3,261
    3,378       Pool 003460                                              6.00         10/20/2033          3,409
    3,182       Pool 448816                                              6.00         12/20/2033          3,199
   10,140       Pool 003517                                              6.00          2/20/2034         10,198
    9,719       Pool 003531                                              6.00          3/20/2034          9,775
    8,455       Pool 003611                                              6.00          9/20/2034          8,505
   19,896       Pool 003625                                              6.00         10/20/2034         20,009
    5,836       Pool 605742                                              6.00         11/20/2034          5,861
   13,826       Pool 003852                                              6.00          5/20/2036         13,886
      591       Pool 003080                                              6.50          5/20/2031            608
      514       Pool 003107                                              6.50          7/20/2031            528
    1,538       Pool 781494                                              6.50          8/20/2031          1,581
    2,198       Pool 781427                                              6.50          4/20/2032          2,258
    2,113       Pool 003250                                              6.50          6/20/2032          2,171
    8,132       Pool 003599                                              6.50          8/20/2034          8,338
    1,837       Pool 002971                                              7.00          9/20/2030          1,915
      256       Pool 003070                                              7.50          4/20/2031            268
       66       Pool 000563                                              8.00         12/20/2022             70
    1,688       Pool 002958                                              8.00          8/20/2030          1,789
             Fannie Mae(+),
   13,877       Pool 846573                                              5.00         12/01/2035         13,231
    1,112       Pool 598427                                              6.00          2/01/2017          1,125
    1,105       Pool 608749                                              6.50         10/01/2016          1,132
    4,059       Pool 618473                                              6.50         12/01/2016          4,158
             Freddie Mac(+),
    4,269       Pool G18095                                              5.00          1/01/2021          4,165
    9,922       Pool A42616                                              5.50         12/01/2035          9,703
                                                                                                       --------
                                                                                                        481,792
                                                                                                       --------
             COLLATERALIZED MORTGAGE OBLIGATIONS (4.3%)
             Government National Mortgage Assn. I,
   15,000      Series 2003-50, Class PC                                  5.50          3/16/2032         14,917
    4,357      Series 2002-35, Class C                                   5.87         10/16/2023          4,399
    2,520      Series 2001-12, Class B                                   6.23          6/16/2021          2,536
                                                                                                       --------
                                                                                                         21,852
                                                                                                       --------
             Total U.S. Government Agency Issues (cost: $512,618)                                       503,644
                                                                                                       --------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA GNMA TRUST
MAY 31, 2007

PRINCIPAL                                                                                                MARKET
   AMOUNT    SECURITY                                                                                     VALUE
---------------------------------------------------------------------------------------------------------------

             REPURCHASE AGREEMENTS (1.8%)(b)
  $ 9,162    Deutsche Bank Securities, 5.28%, acquired on
               5/31/2007 and due 6/01/2007 at $9,162
               (collateralized by $9,336 of Freddie
               Mac Notes(a),(+) 4.25%, due 10/14/2014;
               market value $9,345) (cost: $9,162)                                                     $  9,162
                                                                                                       --------
               TOTAL INVESTMENTS (COST: $521,780)                                                      $512,806
                                                                                                       ========

 N O T E S
==========----------------------------------------------------------------------
            to Portfolio of INVESTMENTS

USAA GNMA TRUST
MAY 31, 2007

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (b) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GNMA TRUST
MAY 31, 2007

ASSETS
  Investments in securities, at market value (identified cost of $521,780)       $512,806
  Cash                                                                                  1
  Receivables:
     Capital shares sold                                                              168
     Interest                                                                       2,389
                                                                                 --------
        Total assets                                                              515,364
                                                                                 --------
LIABILITIES
  Payables:
     Securities purchased                                                           9,939
     Capital shares redeemed                                                          287
     Dividends on capital shares                                                      339
  Accrued management fees                                                              54
  Accrued transfer agent's fees                                                        21
  Other accrued expenses and payables                                                  98
                                                                                 --------
        Total liabilities                                                          10,738
                                                                                 --------
            Net assets applicable to capital shares outstanding                  $504,626
                                                                                 ========

NET ASSETS CONSIST OF:
  Paid-in capital                                                                $556,343
  Accumulated net realized loss on investments                                    (42,743)
  Net unrealized depreciation of investments                                       (8,974)
                                                                                 --------
            Net assets applicable to capital shares outstanding                  $504,626
                                                                                 ========
  Capital shares outstanding, unlimited number of shares authorized,
     no par value                                                                  53,390
                                                                                 ========
  Net asset value, redemption price, and offering price per share                $   9.45
                                                                                 ========

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA GNMA TRUST
YEAR ENDED MAY 31, 2007

INVESTMENT INCOME
  Interest income                                                     $26,726
                                                                      -------
EXPENSES
  Management fees                                                         642
  Administration and servicing fees                                       770
  Transfer agent's fees                                                   870
  Custody and accounting fees                                             102
  Postage                                                                  94
  Shareholder reporting fees                                               47
  Trustees' fees                                                            9
  Registration fees                                                        45
  Professional fees                                                        73
  Other                                                                    12
                                                                      -------
     Total expenses                                                     2,664
  Expenses paid indirectly                                                (13)
                                                                      -------
     Net expenses                                                       2,651
                                                                      -------
NET INVESTMENT INCOME                                                  24,075
                                                                      -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Change in net unrealized appreciation/depreciation                    7,511
                                                                      -------
     Net realized and unrealized gain                                   7,511
                                                                      -------
  Increase in net assets resulting from operations                    $31,586
                                                                      =======

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GNMA TRUST
YEARS ENDED MAY 31,

                                                                      2007               2006
                                                                 ----------------------------
FROM OPERATIONS
  Net investment income                                          $  24,075          $  25,249
  Net realized loss on investments                                       -               (126)
  Change in net unrealized appreciation/depreciation
     of investments                                                  7,511            (22,656)
                                                                 ----------------------------
     Increase in net assets resulting from operations               31,586              2,467
                                                                 ----------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                            (24,075)           (28,404)
                                                                 ----------------------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                         59,972             69,320
  Reinvested dividends                                              19,753             22,819
  Cost of shares redeemed                                         (103,786)          (139,240)
                                                                 ----------------------------
     Decrease in net assets from
        capital share transactions                                 (24,061)           (47,101)
                                                                 ----------------------------
  Capital contribution from USAA Transfer
     Agency Company                                                      -                  3
                                                                 ----------------------------
  Net decrease in net assets                                       (16,550)           (73,035)

NET ASSETS
  Beginning of year                                                521,176            594,211
                                                                 ----------------------------
  End of year                                                    $ 504,626          $ 521,176
                                                                 ============================

CHANGE IN SHARES OUTSTANDING
  Shares sold                                                        6,324              7,237
  Shares issued for dividends reinvested                             2,083              2,387
  Shares redeemed                                                  (10,963)           (14,585)
                                                                 ----------------------------
     Decrease in shares outstanding                                 (2,556)            (4,961)
                                                                 ============================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA GNMA TRUST
MAY 31, 2007

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this annual report pertains only to the USAA GNMA Trust (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide a high level of current income consistent with preservation of principal.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Short-term securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

              3. Repurchase agreements are valued at cost, which approximates market value.

              4. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2007

                 affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
                 (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2007

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of May 31, 2007.

           F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2007

              balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended May 31, 2007, these custodian and other bank credits reduced the Fund's expenses by $13,000.

           G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07%

  N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2007

         annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the year ended May 31, 2007, the Fund paid CAPCO facility fees of $1,000, which represents 1.5% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended May 31, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         The tax character of distributions paid during the years ended May 31, 2007, and 2006, was as follows:

                                      2007                 2006
                                  ---------------------------------
Ordinary income*                  $24,075,000           $28,404,000

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         As of May 31, 2007, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                          $    339,000
Accumulated capital and other losses                    (42,743,000)
Unrealized depreciation                                  (8,974,000)

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security

30

  N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2007

         transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2007, the Fund had capital loss carryovers of $42,743,000, for federal income tax purposes which, if not offset by subsequent capital gains, will expire between 2008 and 2015, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

      CAPITAL LOSS CARRYOVERS
-------------------------------------
EXPIRES                     BALANCE
-------                   -----------
2008                      $ 8,011,000
2009                       13,754,000
2010                        1,176,000
2012                        9,577,000
2013                        4,814,000
2014                        3,887,000
2015                        1,524,000
                          -----------
                  Total   $42,743,000
                          ===========

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 2007, were $72,410,000 and $95,469,000, respectively.

         As of May 31, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was $521,780,000.

         Gross unrealized appreciation and depreciation of investments as of May 31, 2007, for federal income tax purposes, were $1,999,000 and $10,973,000, respectively, resulting in net unrealized depreciation of $8,974,000.

  N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2007

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper GNMA Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper GNMA Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.125% of its average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

32

  N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2007

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper GNMA Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the year ended May 31, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $642,000, which included no performance adjustment.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended May 31, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $770,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the year ended May 31, 2007, the Fund reimbursed the Manager $12,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended May 31, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $870,000. For the

  N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2007

              year ended May 31, 2007, SAS voluntarily reimbursed the Fund less than $500 for transfer agent's fees related to certain shareholder transactions. Additionally, the Fund recorded a capital contribution from SAS of less than $500 for adjustments related to corrections to certain other shareholder transactions.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first

34

  N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2007

              required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on November 30, 2007. The Manager has begun to evaluate the application of FIN 48 to the Fund and, based on the analysis completed to date, does not anticipate a material impact on the Fund's financial statements.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of May 31, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

  N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2007

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                  YEAR ENDED MAY 31,
                                     ------------------------------------------------------------------------
                                         2007            2006            2005            2004            2003
                                     ------------------------------------------------------------------------
Net asset value at
    beginning of period              $   9.32        $   9.76        $   9.72        $  10.16        $  10.08
                                     ------------------------------------------------------------------------
Income (loss) from investment
    operations:
    Net investment income                 .44             .48             .47             .48             .56
    Net realized and unrealized
       gain (loss)                        .13            (.44)            .04            (.44)            .08
                                     ------------------------------------------------------------------------
Total from investment operations          .57             .04             .51             .04             .64
Less distributions:
    From net investment income           (.44)           (.48)           (.47)           (.48)           (.56)
                                     ------------------------------------------------------------------------
Net asset value at end of period     $   9.45        $   9.32        $   9.76        $   9.72        $  10.16
                                     ========================================================================
Total return (%)*                        6.25(b)          .40            5.33             .39            6.49
Net assets at end of period (000)    $504,626        $521,176        $594,211        $610,488        $751,794
Ratio of expenses to average
    net assets (%)**(a)                   .52(b)          .49             .48             .47             .46
Ratio of net investment income to
    average net assets (%)**             4.69            4.46            4.06            3.62            4.43
Portfolio turnover (%)                  14.35           26.10           37.29           58.53           74.64

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the year ended May 31, 2007, average net assets were $513,475,000.
(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agency fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.

36

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA GNMA TRUST
MAY 31, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of December 1, 2006, through May 31, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA GNMA TRUST
MAY 31, 2007

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                      BEGINNING               ENDING             DURING PERIOD*
                                    ACCOUNT VALUE          ACCOUNT VALUE       DECEMBER 1, 2006 -
                                   DECEMBER 1, 2006         MAY 31, 2007          MAY 31, 2007
                                   --------------------------------------------------------------
Actual                                $1,000.00              $1,010.90               $2.61
Hypothetical
  (5% return before expenses)          1,000.00               1,022.34                2.62

         *Expenses are equal to the Fund's annualized expense ratio of 0.52%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.09% for the six-month period of December 1, 2006, through May 31, 2007.

38

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT

USAA GNMA TRUST
MAY 31, 2007

         At a meeting of the Board of Trustees held on April 18, 2007, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Trust receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA GNMA TRUST
MAY 31, 2007

         fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included certain types of information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager,

40

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA GNMA TRUST
MAY 31, 2007

         including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as directors/trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA GNMA TRUST
MAY 31, 2007

         similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was below the median of both its expense group and its expense universe. The data indicated that the Fund's total expenses were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

         In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2006. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one-, three-, and five-year periods ended December 31, 2006.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information

42

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA GNMA TRUST
MAY 31, 2007

         for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager. The Trustees also noted the relatively low management fee and total expenses of the Fund as compared to its peer group and peer universe.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The board noted that the Fund's contractual management fee is below the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also took into account management's discussions of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA GNMA TRUST
MAY 31, 2007

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

44

 T R U S T E E S '  A N D  O F F I C E R S '
===================-------------------------------------------------------------
                    INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

         The Board of Trustees of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

         Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 39 individual funds as of May 31, 2007. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Trustees, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2, 4)
         Trustee
         Born: December 1960
         Year of Election or Appointment: 2001

         President, Financial Services Group, USAA (1/07-present); Chair of the Board Directors and Chief Investment Officer, IMCO (1/07-present); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services (FPS), and USAA Financial Advisers, Inc.
         (FAI). Mr. Claus is also a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3, 4, 5, 6)
         Trustee
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE TRUSTEE IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED TRUSTEES IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

46

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         ROBERT L. MASON, PH.D. (3, 4, 5, 6)
         Trustee
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3, 4, 5, 6)
         Trustee
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER (2, 3, 4, 5, 6)
         Trustee and Chair of the Board of Trustees
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (+) MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         KRISTI A. MATUS
         Senior Vice President
         Born: February 1968
         Year of Appointment: 2007

         President and Director, IMCO (2/07-present); President and Vice Chair of the Board of Directors, USAA Life (3/04-present); Vice President, Products & Regulatory Management, USAA Life (1/04-3/04); Vice President, Life Insurance Solutions, USAA Life (9/02-1/04); Executive Vice President and Chief Operating Officer, Thrivent Financial Bank (6/01-9/02). Ms. Matus also serves as President and Director of SAS.

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02).

         RONALD B. SWEET
         Vice President
         Born: November 1962
         Year of Appointment: 2006

         Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

48

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         DEBRA K. DUNN
         Treasurer
         Born: August 1969
         Year of Appointment: 2005

         Assistant Vice President, IMCO Finance, USAA (4/07-present); Assistant Vice President, IMCO/FPS Finance, USAA (9/04-4/07); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, SAS, FPS, and FAI.

         JAMES L. LOVE
         Assistant Secretary
         Born: December 1968
         Year of Appointment: 2007

         Executive Director Executive Attorney (EP), Securities Counsel, USAA (1/03-present); Senior Counsel, Securities Counsel, USAA (12/02-1/03); Senior Counsel, Securities Counsel & Compliance, IMCO (5/02-12/02).

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial
         Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02).

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02).

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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                                     INSURANCE o MEMBER SERVICES

23413-0707                                   (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 13, 2006, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 39 funds in all. Only 9 funds of the Registrant have a fiscal year-end of May 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended May 31, 2007 and 2006 were $249,505 and $221,400, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended May 31, 2007 and 2006 were $55,000 and $50,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

----------------------------------------------------------------------------------------------
               Review of Federal,
               State and City        Passive     Quarterly
               Income and tax        Foreign     Diversification
               returns and excise   Investment   Review under      Excise Tax
               tax calculations      Company     Subchapter M      Assistance          TOTAL
----------------------------------------------------------------------------------------------
FYE 05-31-2007     $     0           $     0       $     0           $     0          $      0
FYE 05-31-2006     $44,390           $11,125       $11,633           $ 8,494          $ 75,642
----------------------------------------------------------------------------------------------
TOTAL              $44,390           $11,125       $11,633           $ 8,494          $ 75,642
----------------------------------------------------------------------------------------------

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended May 31, 2007 and 2006.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for May 31, 2007 and 2006 were $34,560 and $62,000, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2007 and 2006 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.


                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------


                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended May 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    07/25/2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    07/27/2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    07/26/2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.